Goodwill and Other Intangible Assets - Schedule of Changes in the Carrying Amount of Goodwill (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill gross			$ 1,044,000,000	$ 961,000,000	$ 954,000,000
Accumulated impairment losses			(962,000,000)	(877,000,000)	(873,000,000)
Goodwill	$ 0	$ 0	82,000,000	84,000,000	81,000,000
Acquisition			71,000,000	3,000,000
Impairment charges	$ (55,000,000)	(55,000,000)	(73,000,000)	0	0
Magazines, Catalogs and Logistics
Goodwill [Line Items]
Goodwill gross			502,000,000	434,000,000	434,000,000
Accumulated impairment losses			(502,000,000)	(434,000,000)	(434,000,000)
Goodwill			0	0	0
Acquisition			68,000,000	0
Impairment charges			(68,000,000)
Book
Goodwill [Line Items]
Goodwill gross			354,000,000	354,000,000	354,000,000
Accumulated impairment losses			(303,000,000)	(303,000,000)	(303,000,000)
Goodwill			51,000,000	51,000,000	51,000,000
Acquisition			0	0
Impairment charges			0
Office Products
Goodwill [Line Items]
Goodwill gross			110,000,000	109,000,000	109,000,000
Accumulated impairment losses			(79,000,000)	(79,000,000)	(79,000,000)
Goodwill			31,000,000	30,000,000	30,000,000
Acquisition			1,000,000	0
Impairment charges			0
Other
Goodwill [Line Items]
Goodwill gross			78,000,000	64,000,000	57,000,000
Accumulated impairment losses			(78,000,000)	(61,000,000)	(57,000,000)
Goodwill			0	3,000,000	$ 0
Acquisition			2,000,000	$ 3,000,000
Impairment charges		$ (5,000,000)	$ (5,000,000)